-------------------------------------------------------------------------------
ANNUAL REPORT December 31, 1996
-------------------------------------------------------------------------------


                             LANDMARK(SM) VIP FUNDS

                       LANDMARK VIP U.S. GOVERNMENT FUND
                           LANDMARK VIP BALANCED FUND
                            LANDMARK VIP EQUITY FUND
                     LANDMARK VIP INTERNATIONAL EQUITY FUND



We are pleased to present this annual report for the Landmark VIP Funds. The report covers the year ended December 31, 1996. During that time, the Funds' investment adviser, Citibank, N.A., has been busy putting your variable annuity insurance assets to work in order to help you reach your long-term financial goals.


-------------------------------------------------------------------------------
CONTENTS
-------------------------------------------
Portfolio Manager
-------------------------------------------
The Portfolio Manager Responds
-------------------------------------------
Portfolio of Investments
-------------------------------------------
Statement of Assets and Liabilities
-------------------------------------------
Statement of Operations
-------------------------------------------
Statement of Changes in Net Assets
-------------------------------------------
Financial Highlights
-------------------------------------------
Notes to Financial Statements
-------------------------------------------
Report of Independent Accountants
-------------------------------------------------------------------------------

Remember that Mutual Fund Shares:
o  Are not bank deposits or FDIC insured
o  Are not obligations of or guaranteed by Citibank or Citicorp Investment
   Services
o Are subject to investment risks, including possible loss of the principal amount invested

Landmark VIP U.S. Government Fund
-------------------------------------------------------------------------------
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
FRANCIS L. MUSTARO
Vice President, Citibank, N.A.
     Francis L. Mustaro is the manager of the Landmark VIP U.S. Government Fund. Mr. Mustaro, a Vice President of Citibank, has over twenty years experience as a trader and portfolio manager, with emphasis on fixed income products. Prior to joining Citibank in 1989, he served as Team Leader and Fixed Income Product Manager at Citicorp Securities Markets, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS
-------------------------------------------------------------------------------

     U.S. government securities produced modestly positive total rates of return in 1996 despite a sharp rise in interest rates early in the year. Bond yields subsequently retraced much of their rise during the second half as it became clearer that the economy would grow modestly, monetary policy would hold steady and inflation would remain low, albeit with a moderately upward bias.

     Consistent with our conservative management approach, we employed average-duration and sector-rotation strategies to allocate Fund assets among U.S. Treasury securities and mortgage-backed securities issued by the Government National Mortgage Association, a government-guaranteed Federal agency.

     Looking forward, we are optimistic regarding the U.S. bond market in 1997. We expect the first part of the year to show slow growth, an unchanged monetary policy and modestly lower interest rates. In addition, the prospect of continued moderate inflation during the seventh year of an economic recovery should make investors more comfortable investing in bonds for the longer term. The bond market could become particularly attractive if President Clinton and the Republican Congress make substantial progress toward further reducing the federal budget deficit.



Landmark VIP Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GRANT HOBSON
Vice President, Citibank, N.A.
RICHARD GOLDMAN
Vice President, Citibank, N.A.
MARK LINDBLOOM
Vice President, Citibank, N.A.

     Grant D. Hobson, Richard Goldman and Mark Lindbloom are the managers of the Landmark VIP Balanced Fund. Mr. Hobson and Mr. Goldman manage the equity portion of the portfolio. Mr. Hobson is responsible for managing U.S. equity portfolios for trust and pension accounts of Citibank Global Asset Management and currently manages more than $1 billion of total assets at Citibank. Prior to joining Citibank in 1993, Mr. Hobson was a Sector Portfolio Manager for Axe Houghton, formerly a division of USF&G, where he was responsible for equity investments for pension accounts and mutual funds. Mr. Goldman is responsible for managing approximately $600 million of total assets and for quantitative equity research for the U.S. institutional business of Citibank Global Asset Management. He joined Citicorp's Investment Management Division in 1985 and from 1988 to 1994 was responsible for running Citicorp's Institutional Investor Relations Department. Mr. Lindbloom manages the fixed income portion of the portfolio. He came to Citibank in 1986 from Brown Brothers Harriman & Co., where he managed fixed income assets for discretionary corporate portfolios.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE PORTFOLIO MANAGERS RESPOND
--------------------------------------------------------------------------------

     While stocks produced above-average returns in 1996, the bond market did not keep pace, generating modestly positive rates of total return. Both markets were influenced by an economy characterized by moderate growth, low inflation, reasonable interest rates and a monetary policy unchanged since January. Large-capitalization stocks did particularly well during the second half of the year as investors placed a significant premium on earnings consistency, liquidity and risk management. In the bond market, sharp declines in the first half of the year were mostly recovered in the second half, contributing to modestly positive total returns.

     In the stock market, we found attractive growth companies in the large-capitalization and mid-capitalization market sectors, including the consumer non-durables, consumer services, finance and technology industries. We sold a number of utility and energy stocks, and we shifted our holdings in the health care industry out of HMOs into other types of companies with stronger, more visible growth potential.

     In the bond market, finding high-quality bonds offering competitively high yields proved difficult in an environment of narrower-than-normal differences in rates among the various classes of fixed-income securities. Ultimately, we obtained attractive yields from certain mortgage-backed securities, a sector that performed well in the 1996 market environment.

     We are cautiously optimistic regarding U.S. stocks and bonds in 1997. We are optimistic because current indicators suggest that the first part of 1997's economy will show an unchanged monetary policy and, modestly lower interest rates. The bond market could become particularly attractive if the federal government makes progress toward further reducing the federal budget deficit. Our stock market outlook is more cautious. The fundamentals of rising corporate earnings and good liquidity suggest that the bull market has a way to go, but stock prices relative to earnings are at the high end of their historical range. Therefore, we cannot rule out a short-term correction that will bring stock valuations down to more sustainable levels.


Landmark VIP Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GRANT HOBSON
Vice President, Citibank, N.A.
RICHARD GOLDMAN
Vice President, Citibank, N.A.

     Grant D. Hobson and Richard Goldman are the managers of the Landmark VIP Equity Fund. Mr. Hobson is responsible for managing U.S. equity portfolios for trust and pension accounts of Citibank Global Asset Management and currently manages more than $1 billion of total assets at Citibank. Prior to joining Citibank in 1993, Mr. Hobson was a Sector Portfolio Manager for Axe Houghton, formerly a division of USF&G, where he was responsible for equity investments for pension accounts and mutual funds. Mr. Goldman is responsible for managing approximately $600 million of total assets and for quantitative equity research for the U.S. institutional business of Citibank Global Asset Management. He joined Citicorp's Investment Management Division in 1985 and from 1988 to 1994 was responsible for running Citicorp's Institutional Investor Relations Department.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Portfolio Managers Respond
--------------------------------------------------------------------------------

     1996 was an excellent year for the U.S. stock market, especially established, large-capitalization stocks. The market was driven higher by positive economic developments, strong corporate earnings and, as it has been for the past several years, substantial inflows of money from individuals and retirement plans. Small-cap and mid-cap companies fared less well, however, due to a mid-summer correction in the formerly high-flying technology sector.

     During 1996, we found attractive growth stocks in both the large-capitalization and mid-capitalization sectors of the stock market. To take advantage of these opportunities, we sold some of the Portfolio's less growth-oriented positions, including stocks of utilities and energy companies. Additions to the Portfolio during the second half of 1996 consisted mainly of companies in the consumer non-durables, consumer services, finance and technology industries. We also shifted our holdings in the health care industry out of HMOs into other types of companies with stronger, more visible growth potential.

     We are cautiously optimistic regarding the U.S. stock market in 1997. The economy appears to be on a steady course in which it should neither overheat to inflationary levels nor deteriorate into recession. But because the recent rally has been exceptional in both magnitude and duration, we cannot rule out a short-term correction. We would view a possible correction as an excellent opportunity to buy high-quality growth companies at attractively low prices.



Landmark VIP International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGER
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TREVOR FORBES
Vice President, Citibank, N.A.

     Trevor Forbes, based in Citibank's London office, is the manager of the Landmark VIP International Equity Fund. Mr. Forbes is the head of Citibank's International Equity Department in London and the senior portfolio manager of global, non-U.S. equity and European equity portfolios for institutional accounts. Before joining Citibank in 1991, Mr. Forbes managed the investment business of Abbey Life.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     1996 was a time of change in international stock markets, producing mixed investment results. In Europe, where certain markets were up as much as 40%, many companies were engaged in the sort of restructuring activities that have already helped U.S. companies cut costs and boost earnings. Asian markets fared less well than their European counterparts, however. Persistent economic and political difficulties in Japan continued to constrain the performance of its stock market, and the emerging markets of Asia had to compete for assets with strong U.S. and European markets.

     We implemented significant strategic changes in both asset allocation and security selection during the second half of 1996, modifications designed to reduce short-term volatility and position the Portfolio for improved performance. We have substantially reduced the Portfolio's cash position, shifting most of those assets to the established markets represented in the widely recognized EAFE (Europe, Asia, Far East) Index. In addition, the leadership of many overseas markets appears to be shifting from growth-oriented stocks to stocks selling at attractive prices relative to future earnings. To ensure that we are prepared for this eventuality, and to manage volatility effectively, we are placing greater emphasis on the value-oriented component of our disciplined stock selection process.

--------------------------------------------------------------------------------
Landmark VIP US Government Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   DECEMBER 31, 1996
--------------------------------------------------------------------------------
                                            PRINCIPAL
                                              AMOUNT
ISSUER                                        (000'S)                  VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AND OTHER GOVERNMENT AGENCIES - 16.3%
--------------------------------------------------------------------------------
Asian Development Bank
 6.25%  due 10/24/05 .......................... $ 80                 $   78,029
InterAmerican Development Bank
 6.125%  due 3/08/06 ..........................   80                     77,236
International Bank Reconstruction & Development
 9.875%  due 10/01/97 .........................   80                     82,371
                                                                      ---------
                                                                        237,636
                                                                      ---------

--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY - 29.6%
--------------------------------------------------------------------------------

Federal Home Loan Bank
  5.97%  due 12/15/05 .........................   80                     76,125
Federal Home Loan Mortgage Corp.
  5.98%  due 12/08/05 .........................   80                     76,138
Federal National Mortgage Association
  6.55%  due 9/12//05 .........................  100                     99,453
Government National Mortgage Association
  7.50%  due 5/15/26 ..........................  105                    105,046
Government National Mortgage Association
  8.00%  due 10/15/26 .........................   74                     75,687
                                                                      ----------
                                                                        432,449
                                                                      ---------

--------------------------------------------------------------------------------
UNITED STATES GOVERNMENT OBLIGATIONS - 52.2%
--------------------------------------------------------------------------------

UNITED STATES TREASURY NOTES - 38.2%
  7.25%  due 2/15/98 .......................... $ 50                  $  50,821
  6.125%  due 3/31/98 .........................   75                     75,363
  6.25%  due 5/31/00 ..........................  100                    100,406
  6.125%  due 7/31/00 .........................  100                    100,000
  6.25%  due 8/31/00 ..........................   70                     70,263
  6.125%  due 12/31/01 ........................   50                     49,812
  7.50%  due 2/15/05 ..........................   60                     64,172
  5.875%  due 11/15/05 ........................   50                     48,211
                                                                      ----------
                                                                        559,048
                                                                      ----------
UNITED STATES TREASURY BONDS - 14.0%
  6.25%  due 8/15/23 ..........................   50                     46,875
  7.50%  due 11/15/24 .........................   70                     76,562
  6.875%  due 8/15/25 .........................   80                     81,575
                                                                      ----------
                                                                        205,012
                                                                      ----------

TOTAL INVESTMENTS
  (Identified Cost $1,443,765)                  98.1%                 1,434,145
OTHER ASSETS LESS LIABILITIES                    1.9%                    28,165
                                               -----                  ---------
NET ASSETS                                     100.0%                $1,462,310
                                               =====                 ==========

--------------------------------------------------------------------------------
Landmark VIP Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   DECEMBER 31, 1996
--------------------------------------------------------------------------------

ISSUER                                          SHARES                   VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 47.5%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 0.5%
Interpublic Group, Inc. ......................   300                 $   14,250
                                                                     ----------
COMMODITIES & PROCESSING - 2.3%
Morton International Inc. ....................   300                     12,225
Praxair, Inc. ................................   525                     24,216
Sigma Aldrich Corp. ..........................   400                     24,975
                                                                     ----------
                                                                         61,416
                                                                     ----------
CONSUMER NON-DURABLES - 5.7%
Coca-Cola Co. ................................   250                     13,156
Colgate-Palmolive Co. ........................   275                     25,369
Clorox Co. ...................................   240                     24,090
Gillette Co. .................................   425                     33,044
Kimberly-Clark Corp. .........................   300                     28,575
Procter & Gamble Co. .........................   250                     26,875
                                                                     ----------
                                                                        151,109
                                                                     ----------
CONSUMER SERVICES - 3.4%
Carnival Corp. ...............................   800                     26,400
CUC International Inc.* ......................   900                     21,375
Gannett Co. Inc. .............................   150                     11,231
Regal Cinemas* ...............................   500                     15,375
Washington Post Co. ..........................    50                     16,756
                                                                     ----------
                                                                         91,137
                                                                     ----------
ELECTRONICS/TECHNOLOGICAL SERVICES - 7.9%
Affiliated Computer Service A* ...............   400                     11,900
Andrew Corp.* ................................   450                     23,877
Automatic Data Processing Inc. ...............   575                     24,653
Cisco Systems, Inc.* .........................   350                     22,269
Computer Associates Intl. Inc. ...............   615                     30,596
Intel Corp. ..................................   180                     23,569
Network General Corp.* .......................   150                      4,538
Oracle Corp.* ................................   570                     23,798
Parametric Technology Corp.* .................   280                     14,385
Perkin-Elmer Corp. ...........................   340                     20,018
Sungard Data Systems, Inc.* ..................   300                     11,850
                                                                     ----------
                                                                        211,453
                                                                     ----------
ENERGY MINERALS - 3.7%
Exxon Corp. ..................................   250                     24,500
Mobil Corp. ..................................   195                     23,839
Royal Dutch Petroleum Co .....................   150                     25,613
Unocal Corp. .................................   600                     24,375
                                                                     ----------
                                                                         98,327
                                                                     ----------
FINANCE - 7.4%
American International Group .................   290                     31,393
Federal National Mortgage Association ........   800                     29,800
Franklin Resources Inc. ......................   330                     22,563
MBIA Inc. ....................................   150                     15,188
Norwest Corporation ..........................   600                     26,100
State Street Boston Corp. ....................   500                     32,250
Travelers Inc. ...............................   542                     24,578
Zions Bancorporation .........................   150                     15,600
                                                                     ----------
                                                                        197,472
                                                                     ----------

HEALTH SERVICES/TECHNOLOGY - 6.9%
Cardinal Health Inc. .........................   465                     27,086
Health Management Associates* ................ 1,245                     28,012
Johnson & Johnson ............................   500                     24,875
Medtronic, Inc. ..............................   400                     27,200
Pfizer Inc. ..................................   300                     24,863
Schein Henry, Inc.* ..........................   350                     12,031
Schering-Plough Corp. ........................   275                     17,806
Warner Lambert Co. ...........................   300                     22,500
                                                                     ----------
                                                                        184,373
                                                                     ----------
PRODUCER MANUFACTURING - 5.6%
Crane Company ................................   750                     21,750
Danaher Corp. ................................   300                     13,988
Deere & Co. ..................................   520                     21,124
Emerson Electric Co. .........................   300                     29,025
Federal Signal Corp. .........................   970                     25,099
General Electric Co. .........................   250                     24,719
Xerox Corp. ..................................   245                     12,893
                                                                     ----------
                                                                        148,598
                                                                     ----------
RETAIL TRADE - 3.1%
Hannaford Brothers Co. .......................   450                     15,300
Kohls Corp.* .................................   340                     13,345
Nine West Group Inc.* ........................   600                     27,825
Walgreen Co. .................................   660                     26,400
                                                                     ----------
                                                                         82,870
                                                                     ----------
TRANSPORTATION - 1.0%
Wisconsin Central Transport* .................   650                     25,756
                                                                     ----------

TOTAL COMMON STOCKS
  (Identified Cost $1,079,310)                                        1,266,761
                                                                     ----------

                                             PRINCIPAL
ISSER                                          AMOUNT                   VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FIXED INCOME - 38.6%
--------------------------------------------------------------------------------

MORTGAGE OBLIGATIONS - 10.7%
GOVERNMENT NATIONAL MORTGAGE
OBLIGATIONS - 3.5%
  8.00% due 7/15/25 ......................  $ 42,044                 $   43,076
  7.50% due 8/15/25 ......................    48,980                     49,067
                                                                     ----------
                                                                     $   92,143
                                                                     ----------

FEDERAL NATIONAL MORTGAGE
OBLIGATIONS - 7.2%
  6.00% due 6/1/11 .......................    98,906                     95,113
  6.50% due 5/1/26 .......................   100,408                     95,918
                                                                       --------
                                                                        191,031
                                                                       --------
TOTAL MORTGAGE OBLIGATIONS                                              283,174
                                                                       --------


UNITED STATES GOVERNMENT
OBLIGATIONS - 27.9%

UNITED STATES TREASURY NOTES - 24.1%
  6.125% due 5/15/98 .....................    85,000                     85,410
  6.25% due 5/31/00 ......................   280,000                    281,137
  6.50% due 5/15/05 ......................   275,000                    276,848
                                                                       --------
                                                                        643,395
                                                                       --------
UNITED STATES TREASURY BONDS - 3.8%
  6.875% due 8/15/25 .....................   100,000                    101,969
                                                                       --------

TOTAL UNITED STATES GOVERNMENT
OBLIGATIONS ..............................                              745,364
                                                                       --------

TOTAL FIXED INCOME
  (Identified Cost $1,060,780) ...........                            1,028,538
                                                                     ----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS AT AMORTIZED COST - 13.0%
--------------------------------------------------------------------------------

United States Treasury Bill
  due 2/6/97 .............................  $350,000                 $  348,058
                                                                     ----------

TOTAL INVESTMENTS
  (Identified Cost $2,488,148) ...........      99.1%                 2,643,357
OTHER ASSETS LESS LIABILITIES ............       0.9                     23,160
                                               -----                 ----------
NET ASSETS ...............................     100.0%                $2,666,517
                                               =====                 ==========

ADRs - American Depositary Receipts.
*Non income producing.
See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   DECEMBER 31, 1996
--------------------------------------------------------------------------------
ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 89.1%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES - 3.1%
Interpublic Group Inc. ...................    525                    $   24,938
Regal Cinemas Inc.* ......................  1,100                        33,825
Washington Post Co. ......................    100                        33,512
                                                                     ----------
                                                                         92,275
                                                                     ----------
COMMODITIES & PROCESSING - 4.8%
Morton International Inc. ................    700                        28,525
Praxair, Inc. ............................  1,125                        51,891
Sigma Aldrich Corp. ......................  1,000                        62,438
                                                                       --------
                                                                        142,854
                                                                       --------

CONSUMER NON-DURABLES - 10.6%
Clorox Co. ...............................    500                        50,187
Coca-Cola Co. ............................    550                        28,944
Colgate-Palmolive Co. ....................    575                        53,044
Gillette Co. .............................    950                        73,863
Kimberly-Clark Corp. .....................    550                        52,388
Procter & Gamble Co. .....................    500                        53,750
                                                                       --------
                                                                        312,176
                                                                       --------

CONSUMER SERVICES - 4.3%
Carnival Corp. ...........................  1,550                        51,150
CUC International Inc.* ..................  2,025                        48,094
Gannett Co. Inc. .........................    350                        26,206
                                                                       --------
                                                                        125,450
                                                                       --------

ELECTRONICS/TECHNICAL SERVICES - 15.4%
Affiliated Computer Services-A-* .........    824                        24,513
Andrew Corp.* ............................  1,000                        53,063
Automatic Processing .....................  1,300                        55,738
Cisco Systems, Inc.* .....................    700                        44,538
Computer Associates International Inc. ...  1,238                        61,591
Intel Corp. ..............................    400                        52,375
Network General Corp.* ...................    400                        12,100
Oracle Corp.* ............................  1,345                        55,986
Parametric Technology Corp.* .............    600                        30,825
Perkin-Elmer Corp. .......................    700                        41,213
Sungard Data Systems Inc.* ...............    600                        23,700
                                                                        --------
                                                                        455,642
                                                                       --------
ENERGY MINERALS - 6.7%
Exxon Corp. ..............................    550                        53,900
Mobil Corp. ..............................    330                        40,342
Royal Dutch Petroleum Co. ................    300                        51,225
Unocal Corp. .............................  1,250                        50,781
                                                                       --------
                                                                        196,248
                                                                       --------
FINANCE - 13.6%
American International Group Inc. ........    590                        63,868
Federal National Mortgage Association ....  1,600                        59,600
Franklin Resources Inc. ..................    760                        51,965
MBIA .....................................    300                        30,375
Norwest Corp. ............................  1,300                        56,550
State Street Boston Corp. ................    800                        51,600
Travelers Inc. ...........................  1,242                        56,340
Zions Bancorporation .....................    300                        31,200
                                                                       --------
                                                                        401,498
                                                                       --------
HEALTH SERVICES/TECHNOLOGY - 13.1%
Cardinal Health Inc. .....................    937                        54,580
Health Management Associates* ............  2,512                        56,531
Johnson & Johnson ........................    900                        44,774
Medtronic, Inc. ..........................    800                        54,400
Pfizer Inc. ..............................    650                        53,868
Schein Henry, Inc.* ......................    750                        25,781
Schering-Plough Corp. ....................    650                        42,088
Warner Lambert Co. .......................    750                        56,250
                                                                     ----------
                                                                        388,272
                                                                     ----------
PRODUCER MANUFACTURING - 10.3%
Crane Company ............................  1,800                        52,200
Danaher Corp. ............................    630                        29,373
Deere & Co. ..............................    800                        32,500
Emerson Electric Co. .....................    600                        58,050
Federal Signal Corp. .....................  2,055                        53,173
General Electric Co. .....................    500                        49,437
Xerox Corp. ..............................    550                        28,944
                                                                     ----------
                                                                        303,677
                                                                     ----------
RETAIL TRADE - 5.5%
Hannaford Brothers Co. ...................    800                        27,200
Kohls Corp.* .............................    690                        27,082
Nine West Group Inc.* ....................  1,200                        55,650
Walgreen Co. .............................  1,325                        53,000
                                                                     ----------
                                                                        162,932
                                                                     ----------
TRANSPORTATION - 1.7%
Wisconsin Central Transport* .............  1,300                        51,513
                                                                     ----------
TOTAL COMMON STOCKS
(Identified Cost $2,302,814) .............                            2,632,537
                                                                     ----------


--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS AT AMORTIZED COST - 10.1%
--------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT
                                          ---------
United States Treasury Bills
  due 3/27/97 ...........................  $150,000                     148,223
  due 4/3/97 ............................   151,000                     149,041
                                                                     ----------
                                                                        297,264
                                                                     ----------

TOTAL INVESTMENTS
  (Identified Cost $2,600,078) ..........      99.2%                  2,929,801
OTHER ASSETS LESS LIABILITIES ...........       0.8                      24,894
                                              -----                  ----------
NET ASSETS ..............................     100.0%                 $2,954,695
                                              =====                  ==========
ADRs - American Depositary Receipts.
*Non income producing.
See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP International Equity Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS   DECEMBER 31, 1996
--------------------------------------------------------------------------------
ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - 88.9%
--------------------------------------------------------------------------------

AUSTRALIA - 1.9%
Australia & New Zealand Bank
 Banking ...................................  5,800                  $   36,540
Broken Hill Proprietary
 Energy Sources ............................  2,500                      35,591
Centaur Mining & Exploration Ltd.
 Gold Mines ................................  4,300                       6,661
News Corp. Ltd.
 Business & Public .........................  2,000                      10,550
North Limited
 Non-Ferrous Metals ........................  2,300                       6,724
Woodside Petroleum Ltd. Energy Sources .....  1,000                       7,301
                                                                     ----------
                                                                        103,367
                                                                     ----------
CANADA - 4.4%
Alcan Aluminum Ltd.
 Non-Ferrous Metals ........................    477                      16,084
Avenor Inc.
 Forest Products & Paper ...................    700                      10,364
Barrick Gold Corp.
 Gold Mines ................................    600                      17,177
Canadian Natural Resources Ltd.
  Energy Sources ...........................  1,250                      34,280
Cominco Ltd.
  Non-Ferrous Metals .......................    900                      22,384
Franco-Nevada Mining Ltd.
  Miscellaneous Materials ..................    500                      22,884
Goldcorp Incorporated
  Miscellaneous Materials ..................    600                       5,142
Inco Ltd.
  Steel ....................................    750                      23,932
MacMillan Bloee Ltd.
  Forest Products & Paper ..................    500                       6,546
Philex Gold Inc.
  Miscellaneous Materials ..................    940                       5,656
Placer Dome Group Inc. Com
  Non-Ferrous Metals .......................    400                       8,767
Renaissance Energy Ltd.
  Energy Sources ...........................    750                      25,519
Talisman Energy Inc.
  Energy Sources ...........................    900                      29,933
Westmin Resources
  Miscellaneous Materials ..................  1,875                       9,094
                                                                       --------
                                                                        237,762
                                                                       --------
DENMARK - 2.6%
Carli Gry International AS
 Textiles .................................     325                      15,552
Danisco AS
 Multi-Industry ...........................     225                      13,668
Den Danske Bank
 Banking ..................................     175                      14,105
Falck AS
 Multi-Industry ............................     55                      16,426
Inwear Group
 Textiles ..................................     48                       2,093
Kobenhavns Lufthavne
 Airlines ..................................    145                      14,763
Novo-Nordisk AS
  Pharmaceuticals & Health .................    125                      23,544
Sophus Berendsen AS
 Multi-Industry ............................    160                      20,580
Tele Danmark "B"
 Telephone Utilities .......................    320                      17,647
                                                                       --------
                                                                        138,378
                                                                       --------
FRANCE - 5.5%
Air Liquide French
 Chemicals .................................     55                       8,580
AXA Company
 Insurance .................................    200                      12,711
Axime (Ex Segin)
 Financial Service .........................    100                      11,555
BIC
 Household Appliances ......................    150                      22,475
Carrefour Supermarche
 Retailing .................................     40                      26,007
CIE Generale Des Eaux
  Electrical & Gas Utilities ...............    150                      18,575
Credit Commercial De France
 Banking ...................................    250                      11,555
Credit Local De France
 Financial Service .........................    150                      13,057
Legris Industries SA
 Building & Construction ...................    300                      12,624
Louis Vitton-Moet Hennesy
 Beverages & Tobacco .......................    100                      27,906
Michelin "B" Shares
 Industrial Components .....................    200                      10,789
Printemps
 Retailing .................................     70                      27,744
Salomon SA
 Household Appliances ......................    250                      21,425
Sanofi SA
 Pharmaceuticals & Health ..................    150                      14,906
Sodexho
 Multi-Industry ............................     20                      11,131
Ste. Guilbert SA
 Business & Public .........................    100                      19,547
Total SA Series B
 Energy Sources ............................    300                      24,381
                                                                       --------
                                                                        294,968
                                                                       --------
GERMANY - 11.5%
Bayer AG
 Chemicals .................................  1,130                      46,065
Bayerische Vereinsbank AG
 Banking ...................................  1,120                      45,949
Buderus
 Machinery & Engineering ...................     60                      29,601
Daimler-Benz AG
 Automobiles ...............................  1,050                      72,249
Deutsche Telekom AG
 Telephone Utilities .......................  1,921                      40,465
Dresdner Bank AG
 Banking ...................................  1,980                      59,252
Gehe AG
  Pharmaceuticals & Health .................    500                      31,970
Hornbach Holding AG (Preferred Shares)
  Retailing ................................    395                      28,205
Mannesmann AG
  Machinery & Engineering ..................    195                      84,430
Metro AG
 Retailing .................................    345                      27,770
Rhoen-Klinikum AG
  Pharmaceuticals & Health .................    315                      32,921
SGL Carbon AG
  Non-Ferrous Metals .......................    241                      30,350
Tarkett International AG
  Food & Household Products ................    805                      16,043
Veba AG
  Electrical & Gas Utilities ...............  1,200                      69,328
                                                                       --------
                                                                        614,598
                                                                       --------
HONG KONG - 1.7%
HSBC Holdings PLC
 Banking ...................................    800                      17,117
Hutchison Whampoa
 Multi-Industry ............................  5,000                      39,270
Sung Hung Kai Properties Ltd.
 Real Estate ...............................  3,000                      36,749
                                                                       --------
                                                                         93,136
                                                                       --------
ITALY - 3.6%
Eni Spa
 Energy Sources ............................ 10,919                     56,109
Fiat Spa
 Automobiles ...............................  3,893                     11,719
Instituto Banc San Paolo Torina
  Banking ..................................  7,203                     44,115
Italgas
 Electrical & Gas Utilities ................  1,814                      7,588
Mediaset Spa
 Business & Public .........................  2,332                     10,770
Stet D Risp
 Telephone Utilities .......................  4,713                     15,897
Telecom Italia Mobile
  Telephone Utilities ...................... 14,548                     36,837
Unicem Spa
 Building Materials ........................  1,300                      8,476
                                                                      ---------
                                                                       191,511
                                                                      ---------
JAPAN - 29.3%
Canon Inc.
 Electrical & Electronics ..................  1,000                     22,093
Dai-Ichi Kangyo Bank
 Banking ...................................  3,000                     43,236
DDI Corporation
 Telephone Utilities .......................     10                     66,106
Ebaba Corporation
 Machinery & Engineering ...................  5,000                     65,156
Fuji Bank
 Banking ...................................  3,000                     43,754
Fujistu Ltd.
 Instruments & Components ..................  4,000                     37,282
Industrial Bank of Japan
 Banking ...................................  2,160                     37,468
Ito Yokado Corp.
 Retailing .................................  1,000                     43,495
Japan Tobacco Inc.
 Beverages & Tobacco .......................      8                     54,196
Kyocera Corp.
 Instruments & Components ..................  1,000                     62,309
Marubeni Corp.
 International Trade .......................  7,000                     30,084
Mitsubishi Estate Co. Ltd.
 Real Estate ...............................  2,000                     20,539
Mitsubishi Heavy
 Machinery & Engineering ...................  4,000                     31,758
Mitsubishi Trus
 Financial Service .........................  2,000                     26,753
National House Industrial Ltd.
  Building & Construction ..................  5,000                     66,451
Nippon Sheet Glass
  Miscellaneous Materials ..................  7,000                     24,829
NKK Corporation
 Steel ..................................... 25,000                     56,311
Okumura
 Building & Construction ................... 10,000                     60,755
Osaka Gas Co. Ltd.
 Electrical
  & Gas Utilities .......................... 15,000                     41,036
Sankyo Co. Ltd.
  Pharmaceuticals & Health .................  3,000                     84,919
Sanyo Electric Co. Ltd.
  Instruments & Components ................. 12,000                     49,709
Seven Eleven Japan Ltd.
 Retailing .................................  1,100                     64,362
Sharp Corp.
 Electrical & Electronics ..................  3,000                     42,718
Shin-Etsu Chemical Co.
 Chemicals .................................  2,000                     36,419
Sumitomo Electric Industries
  Industrial Components ....................  5,000                     69,905
TDK Corp.
  Instruments & Components .................  1,000                     65,156
The Bank of Tokyo Mitsubishi
 Banking ...................................  3,000                     55,663
Tohoku Electric Power
  Electrical & Gas Utilities ...............  2,500                     49,622
Tokio Marine & Fire Ins
 Insurance .................................  3,000                     28,220
Toyota Motor Co
 Automobiles ...............................  4,000                    114,951
Yamato Transport Co. Ltd.
  Road & Rail Transport ....................  7,000                     72,492
                                             ------                  ---------
                                                                     1,567,747
                                                                     ---------
NETHERLANDS - 5.2%
Akzo Dutch
 Chemicals ................................     250                     34,134
Elsevier
 Business & Public Services ...............   2,200                     37,165
IHC Caland NV
 Building & Construction ..................     350                     19,986
Ing Groep NV
 Insurance ................................     700                     25,190
Royal Dutch Petroleum Co.
  Energy Sources ...........................    440                     77,105
Unilever NV
  Food & Household Products ................    220                     38,896
Vendex International NV
 Retailing .................................    600                     25,652
Verenigde Nederlandse
  Business & Public Services ...............  1,000                     20,885
                                                                      --------
                                                                       279,013
                                                                      --------
NORWAY - 1.3%
Kvaerner
  Machinery & Engineering ..................    115                      5,598
Norsk Hydro
 Energy Sources ............................    580                     31,459
Orkla AS A-Aksjer
  Multi-Industry ...........................    145                     10,160
Petroleum Geo-Services
  Energy Sources ...........................    245                      9,602
Schibsted
  Business & Public ........................    220                      4,052
Uni-Storebrand AS-"A" Shares
  Machinery & Engineering ..................  1,135                      6,583
                                                                      --------
                                                                        67,454
                                                                      --------
SPAIN - 1.8%
Acerinox SA
 Multi-Industry ............................     46                      6,638
Alba Corp. Finance
  Machinery & Engineering ..................     48                      4,844
Banco Bilboa Vizcaya
 Banking ...................................    318                     17,147
Banco Intercontinental
 Banking ...................................     45                      6,968
Corporacion Mapfre
 Insurance .................................    114                      6,936
Gas Natural Sdg SA
  Electrical & Gas Utilities ...............     42                      9,757
Iberdrola I SA
  Electrical & Gas Utilities ...............  1,260                     17,833
Sol Melia ISA
 Leisure & Tourism .........................    194                      6,939
Telefonica
 Telephone Utilities .......................    740                     17,162
                                                                      --------
                                                                        94,224
                                                                      --------
SWEDEN - 0.3%
Assa Abloy AB-B
 Multi-Industry ............................    765                   $ 13,906
Ericsson AB
 Automobiles ...............................     70                      2,165
                                                                      --------
                                                                        16,071
                                                                      --------
UNITED KINGDOM - 19.8%
3I Group PLC
  Financial Services .......................  3,178                     26,501
BAT Industrie
  Multi-Industry ...........................  2,208                     18,337
British Aerospace PLC
  Aerospace & Defense ......................  1,444                     31,649
British Petroleum Co. PLC
  Energy Sources ...........................  4,730                     56,735
British Telecommunications PLC
  Telephone Utilities ......................  6,331                     42,820
Burmah Castrol PLC
  Energy Sources ...........................  1,658                     31,257
Cadbury Schweppes PLC
  Food & Household Products ................  3,975                     33,521
Commercial Union Assurance
  Insurance ................................  1,800                     21,066
Courtaulds PLC
  Chemicals ................................  3,128                     21,157
Dixons Group PLC
  Retailing ................................  1,160                     10,786
Edinburgh Small Co. Trust
  Financial Services ....................... 12,000                     19,931
Glaxo Wellcome PLC
  Pharmaceuticals & Health .................  3,239                     52,577
Glynwed International PLC
  Machinery & Engineering ..................  3,436                     19,769
Grand Metropolitan PLC
  Beverages & Tobacco ......................  3,642                     28,687
HSBC Holdings PLC
  Banking ..................................  1,765                     39,500
Inchape PLC
  Business & Public Services ...............  5,079                     23,568
Kingfisher PLC
   Retailing ...............................  3,402                     36,932
Lloyds TSB Group PLC
  Banking .................................. 11,096                     81,794
Logica PLC Business
  & Public Services ........................  1,782                     27,950
London International Group PLC
  Pharmaceuticals & Health ................. 11,141                     31,477
Marks & Spencer PLC
  Retailing ................................  3,359                     28,240
National Power PLC
  Electrical & Gas Utilities ...............  2,600                     21,770
Pilkington Brothers
  Building Materials .......................  6,397                     17,307
Prudential Corp.
  Insurance ................................  4,366                     36,744
Royal & Sun Alliance Ins.
  Insurance ................................  3,848                     29,387
RTZ Corp.
  Non-Ferrous Metals .......................  1,356                     21,779
Sainsbury (J) PLC
  Retailing ................................  4,026                     26,748
Severn Trent ORD
  Electrical & Gas Utilities ...............  1,400                     15,966
Smiths Industries PLC
  Machinery & Engineering ..................  2,005                     27,534
Standard Chartered PLC
  Banking ..................................  1,041                     12,852
Thorn EMI PLC
  Leisure & Tourism ........................  4,080                     17,570
Tomkins PLC
  Multi-Industry ...........................  6,488                     29,995
Williams Holdings PLC
  Multi-Industry ...........................  4,157                     24,450
Wolseley PLC
  Building Materials .......................  3,762                     29,889
WPP Group
  Business & Public Services ...............  5,668                     24,554
Yorkshire Electricity PLC
  Electrical & Gas Utilities ...............    763                     10,517
Zeneca Group PLC
  Pharmaceuticals & Health .................    983                     27,731
                                                                    ----------
                                                                     1,059,047
                                                                    ----------
TOTAL INVESTMENTS
    (Identified Cost $4,600,563)               88.9%                 4,757,276
Other Assets Less Liabilities                  11.1                    590,995
                                             ------                 ----------
Net Assets                                    100.0%                $5,348,271
                                             =======                ==========

See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP Funds
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES   DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                                                                      LANDMARK VIP
                                                                LANDMARK VIP        LANDMARK VIP     LANDMARK VIP     INTERNATIONAL
                                                           U.S. GOVERNMENT FUND     BALANCED FUND    EQUITY FUND       EQUITY FUND
                                                           --------------------     -------------    -----------       -----------
ASSETS:
Investments, at value (Note 1A) (Identified Cost,
  $1,443,765, $2,488,148, $2,600,078, and $4,600,563,
  respectively) .......................................         $1,434,145            $2,643,357      $2,929,801        $4,757,276
Foreign currency, at value (Identified cost $0, $0, $0,
  and $81,716, respectively) ..........................              --                   --              --               117,512
Cash ..................................................              6,687                14,929          27,682           370,862
Receivable for securities sold ........................              --                   --              --               120,806
Dividend receivable ...................................              --                    1,036           2,086            14,594
Interest receivable ...................................             21,478                 9,970             900               438
                                                                ----------            ----------      ----------        ----------
    Total assets ......................................          1,462,310             2,669,292       2,960,469         5,381,488
                                                                ----------            ----------      ----------        ----------

LIABILITIES:
Payable for securities purchased ......................              --                    2,775           5,667            33,112
Payable for capital stock repurchased .................              --                   --                 107               105
                                                                ----------            ----------      ----------        ----------
    Total liabilities .................................              --                    2,775           5,774            33,217
                                                                ----------            ----------      ----------        ----------
NET ASSETS for 146,330, 233,735, 232,901 and 504,293
  shares, respectively, of beneficial interest
  outstanding .........................................         $1,462,310            $2,666,517      $2,954,695        $5,348,271
                                                                ==========            ==========      ==========        ==========

NET ASSETS CONSIST OF:
Paid-in capital .......................................         $1,481,837            $2,479,295      $2,566,866        $5,140,695
Undistributed net investment income ...................           --                      --               1,085            --
Accumulated net realized gain (loss) on investments ...             (9,907)               32,013          57,021            15,067
Unrealized appreciation (depreciation) of investments
  and foreign currency transactions ...................             (9,620)              155,209         329,723           192,509
                                                                ----------            ----------      ----------        ----------
    Total .............................................         $1,462,310            $2,666,517      $2,954,695        $5,348,271
                                                                ==========            ==========      ==========        ==========

NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST ......              $9.99                $11.41          $12.69            $10.61
                                                                     =====                ======          ======            ======

See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP Funds
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

                                                                                                                      LANDMARK VIP
                                                                LANDMARK VIP         LANDMARK VIP    LANDMARK VIP     INTERNATIONAL
                                                           U.S. GOVERNMENT FUND     BALANCED FUND    EQUITY FUND       EQUITY FUND
                                                           --------------------     -------------    -----------       -----------
INCOME:
Interest (Note 1B) ....................................          $ 88,051             $ 71,015        $   9,961          $ 13,762
Dividends .............................................              --                 23,221           46,250            64,912
                                                                 --------             --------        ---------          --------
    Total income ......................................            88,051               94,236           56,211            78,674
                                                                 --------             --------        ---------          --------
EXPENSES:
Custodian fees ........................................            43,402               45,973           45,793           108,720
Auditing services .....................................            14,000               14,000           14,000            14,000
Shareholder reports ...................................             6,750                6,750            6,750             6,750
Investment adviser fees (Note 2) ......................             5,331                9,020           11,912            48,867
Trustees fees .........................................             3,750                3,750            3,750             3,750
Administrative fees (Note 3) ..........................             2,665                4,510            4,765             9,774
Legal services ........................................             2,000                2,000            2,000             2,000
Distribution fees (Note 4) ............................               666                1,127            1,191             2,442
Miscellaneous .........................................             7,000                7,000            7,000             7,000
                                                                 --------             --------        ---------          --------
    Total expenses ....................................            85,564               94,130           97,161           203,303
Less aggregate amount waived by Investment Adviser,
  Administrator, and Distributor (Notes 2, 3, and 4) ..            (8,662)             (14,657)         (17,868)          (61,083)
Less expenses assumed by the administrator ............           (76,902)             (79,473)         (79,293)         (142,220)
                                                                 --------             --------        ---------          --------
    Net expenses ......................................             --                   --               --                --
                                                                 --------             --------        ---------          --------
    Net investment income .............................            88,051               94,236           56,211            78,674
                                                                 --------             --------        ---------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions .            (9,907)              68,175          103,692           112,795
Net change in unrealized appreciation (depreciation) ..           (51,233)              30,084          145,027            98,671
                                                                 --------             --------        ---------          --------
Net realized and unrealized gain (loss) on investments            (61,140)              98,259          248,719           211,466
                                                                 --------             --------        ---------          --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................          $ 26,911             $192,495        $ 304,930          $290,140
                                                                 ========             ========        =========          ========

See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP Funds
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          LANDMARK VIP U.S. GOVERNMENT FUND                 LANDMARK VIP BALANCED FUND
                                     ------------------------------------------      -----------------------------------------
                                                              MARCH 10, 1995                                   MARCH 10, 1995
                                            YEAR               (COMMENCEMENT               YEAR                (COMMENCEMENT
                                            ENDED            OF OPERATIONS) TO             ENDED             OF OPERATIONS) TO
                                     DECEMBER 31, 1996       DECEMBER 31, 1995       DECEMBER 31, 1996       DECEMBER 31, 1995
                                     -----------------       -----------------       -----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ............       $   88,051              $   42,680              $   94,236              $   35,310
Net realized gain (loss) from
  investment transactions ........           (9,907)                  --                     68,175                     (62)
Net change in unrealized
  appreciation (depreciation)
  of investments .................          (51,233)                 41,613                  30,084                 125,125
                                         ----------              ----------              ----------              ----------
    Net increase (decrease) in net
      assets resulting from
      operations .................           26,911                  84,293                 192,495                 160,373
                                         ----------              ----------              ----------              ----------
Distributions to shareholders from
    Net investment income ........          (88,161)                (42,680)                (93,738)                (35,310)
    Net realized gains on
      investments ................            --                      --                    (36,598)                 --
                                         ----------              ----------              ----------              ----------
    Decrease in net assets from
      distributions to shareholder          (88,161)                (42,680)               (130,336)               (35,310)
                                         ----------              ----------              ----------              ----------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (Note 6):
Net proceeds from sale of shares .          177,765               1,212,528                 773,962               1,685,179
Net asset value of shares issued
  to shareholders from reinvestment
  of distributions ...............           88,161                  42,680                 130,336                  35,310
Cost of shares repurchased .......          (34,135)                 (5,052)               (126,659)                (18,833)
                                         ----------              ----------              ----------              ----------
    Net increase in net assets
      from transactions in shares
      of beneficial interest .....          231,791               1,250,156                 777,639               1,701,656
                                         ----------              ----------              ----------              ----------
NET INCREASE IN NET ASSETS .......          170,541               1,291,769                 839,798               1,826,719

NET ASSETS:
Beginning of period ..............        1,291,769                   --                  1,826,719                   --
                                         ----------              ----------              ----------              ----------
End of period (including
  undistributed net investment
  income of $0, $0, $0 and $0,
  respectively) ..................       $1,462,310              $1,291,769              $2,666,517              $1,826,719
                                         ==========              ==========              ==========              ==========

See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP Funds
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             LANDMARK VIP EQUITY FUND                 LANDMARK VIP INTERNATIONAL EQUITY FUND
                                     ------------------------------------------      -----------------------------------------
                                                               MARCH 9, 1995                                   MARCH 10, 1995
                                            YEAR               (COMMENCEMENT               YEAR                (COMMENCEMENT
                                            ENDED            OF OPERATIONS) TO             ENDED             OF OPERATIONS) TO
                                     DECEMBER 31, 1996       DECEMBER 31, 1995       DECEMBER 31, 1996       DECEMBER 31, 1995
                                     -----------------       -----------------       -----------------       -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ............       $   56,211              $   20,358              $   78,674              $   61,825
Net realized gain (loss) from
  investment transactions ........          103,692                     371                 112,795                 (26,623)
Net change in unrealized
  appreciation (depreciation)
  of investments .................          145,027                 184,696                  98,671                  93,838
                                         ----------              ----------              ----------              ----------

    Net increase (decrease) in net
      assets resulting from
      operations .................          304,930                 205,425                 290,140                 129,040
                                         ----------              ----------              ----------              ----------
Distributions to shareholders from
    Net investment income ........          (55,301)                (20,183)                (66,284)                (40,629)
    Net realized gains on
      investments ................          (47,042)                  --                    (89,563)                (15,128)
                                         ----------              ----------              ----------              ----------
    Decrease in net assets from
      distributions to shareholder         (102,343)                (20,183)               (155,847)                (55,757)
                                         ----------              ----------              ----------              ----------

TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (Note 6):
Net proceeds from sale of shares .          837,576               1,695,380                 621,519               4,399,512
Net asset value of shares issued
  to shareholders from
  reinvestment of distributions ..          102,343                  20,183                 155,847                  55,757
Cost of shares repurchased .......          (81,892)                 (6,724)                (77,888)                (14,052)
                                         ----------              ----------              ----------              ----------
    Net increase in net assets
      from transactions in shares
      of beneficial interest .....          858,027               1,708,839                 699,478               4,441,217
                                         ----------              ----------              ----------              ----------
NET INCREASE IN NET ASSETS .......        1,060,614               1,894,081                 833,771               4,514,500

NET ASSETS:
Beginning of period ..............        1,894,081                   --                  4,514,500                   --
                                         ----------              ----------              ----------              ----------
End of period (including
  undistributed net investment
  income of $1,085, $175, $0 and
  $3,088, respectively) ..........       $2,954,695              $1,894,081              $5,348,271              $4,514,500
                                         ==========              ==========              ==========              ==========


See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           LANDMARK VIP GOVERNMENT FUND                      LANDMARK VIP BALANCED FUND
                                     ------------------------------------------      -----------------------------------------
                                                              MARCH 10, 1995                                   MARCH 10, 1995
                                            YEAR               (COMMENCEMENT               YEAR                (COMMENCEMENT
                                            ENDED            OF OPERATIONS) TO             ENDED             OF OPERATIONS) TO
                                     DECEMBER 31, 1996       DECEMBER 31, 1995       DECEMBER 31, 1996       DECEMBER 31, 1995
                                     -----------------       -----------------       -----------------       -----------------
Net Asset Value, beginning of period        $10.48                 $10.00                   $11.02                 $10.00
                                            ------                 ------                   ------                 ------
Income From Operations:
Net Investment Income ..............          0.64                   0.36                     0.42                   0.22
Net realized and unrealized gain
  (loss) on investments ............         (0.49)                  0.48                     0.56                   1.02
                                            ------                 ------                   ------                 ------
    Total from operations ..........          0.15                   0.84                     0.98                   1.24
                                            ------                 ------                   ------                 ------
Less Distributions from:
    Net investment income ..........         (0.64)                 (0.36)                   (0.42)                 (0.22)
    Net realized gain on investment            --                     --                     (0.17)                   --
                                            ------                 ------                   ------                 ------
    Total distributions ............         (0.64)                 (0.36)                   (0.59)                 (0.22)
                                            ------                 ------                   ------                 ------
Net Asset Value, end of period .....        $ 9.99                 $10.48                   $11.41                 $11.02
                                            ======                 ======                   ======                 ======

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted) ..................        $1,462                 $1,292                   $2,667                 $1,826
Ratio of expenses to average net
  assets ...........................             0%                     0%                       0%                     0
Ratio of net investment income to
  average net assets ...............          6.61%                  6.57%*                   4.18%                  4.24%*
Portfolio turnover .................            51%                     0%                      46%                     8%
Total return .......................          1.43%                  8.45%+                   8.84%                 12.42%+
Average brokerage commissions (A) ..           N/A                    N/A                    $0.06                     N/A

Note: If Agents of the Fund had not voluntarily agreed to waive a portion of their fees, the administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income (loss) per
  share ............................         $0.02                  $0.22                    $0.00                  $0.09
Ratios:
Expenses to average net assets .....          6.42%                  9.07%*                   4.17%                  7.32%*
Net investment income to average net
  assets ...........................          0.19%                  4.07%*                   0.01%                  1.74%*

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after
    September 1, 1995.
  * Annualized
  + Not annualized


See notes to financial statements

--------------------------------------------------------------------------------
Landmark VIP Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             LANDMARK VIP EQUITY FUND                 LANDMARK VIP INTERNATIONAL EQUITY FUND
                                     ------------------------------------------      -----------------------------------------
                                                               MARCH 9, 1995                                   MARCH 10, 1995
                                            YEAR               (COMMENCEMENT               YEAR                (COMMENCEMENT
                                            ENDED            OF OPERATIONS) TO             ENDED             OF OPERATIONS) TO
                                     DECEMBER 31, 1996       DECEMBER 31, 1995       DECEMBER 31, 1996       DECEMBER 31, 1995
                                     -----------------       -----------------       -----------------       -----------------
Net Asset Value, beginning of period        $11.51                 $10.00                   $10.31                 $10.00
                                            ------                 ------                   ------                 ------
Income From Operations:
Net Investment Income ..............          0.25                   0.12                     0.15                   0.10
Net realized and unrealized gain
  (loss) on investments ............          1.39                   1.51                     0.47                   0.34
                                            ------                 ------                   ------                 ------
    Total from operations ..........          1.64                   1.63                     0.62                   0.44
                                            ------                 ------                   ------                 ------
Less Distributions from:
    Net investment income ..........         (0.25)                 (0.12)                   (0.14)                 (0.09)
    Net realized gain on investment          (0.21)                   --                     (0.18)                 (0.04)
                                            ------                 ------                   ------                 ------
    Total distributions ............         (0.46)                 (0.12)                   (0.32)                 (0.13)
                                            ------                 ------                   ------                 ------
Net Asset Value, end of period .....        $12.69                 $11.51                   $10.61                 $10.31
                                            ======                 ======                   ======                 ======
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's
  omitted) .........................        $2,955                 $1,894                   $5,348                 $4,515
Ratio of expenses to average net
  assets ...........................             0%                     0%                       0%                     0%
Ratio of net investment income to
  average net assets ...............          2.36%                  2.51%*                   1.61%                  2.58%*
Portfolio turnover .................            77%                     8%                     108%                    34%
Total return .......................         14.20%                 16.36%+                   6.07%                  4.41%+
Average brokerage commissions (A) ..         $0.06                    N/A                    $0.03                    N/A

Note: If Agents of the Fund had not voluntarily agreed to waive a portion of their fees, the administrator not assumed expenses and had expenses been limited to that required by certain state securities laws, for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income (loss) per
  share ............................        ($0.19)                 $0.00                   ($0.23)                 $0.00
Ratios:
    Expenses to average net assets .          4.08%                  7.83%*                   4.16%                  4.84%*
    Net investment income to average
      net assets ...................         (1.72%)                 0.01%*                  (2.55%)                 0.08%*

(A) The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after
    September 1, 1995.

  * Annualized
  + Not annualized


See notes to financial statements.

--------------------------------------------------------------------------------
Landmark VIP Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES

     Landmark VIP U.S. Government Fund, Landmark VIP Balanced Fund, Landmark VIP Equity Fund and Landmark VIP International Equity Fund (the "Funds") are each a separate diversified series of Landmark VIP Funds (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of each Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Funds' Administrator and Distributor. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Funds are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities for which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for Federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

C. FOREIGN CURRENCY TRANSLATION -- The accounting records of each of the Funds, are maintained in U.S. dollars. For each of the Funds, except Landmark VIP U.S. Government Fund which invests only in U.S. dollar denominated securities, foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income and foreign taxes withheld recorded and the amount actually received or paid.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- Each of the Funds except Landmark VIP U.S. Government Fund may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds except Landmark VIP U.S. Government Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

E. FEDERAL TAXES -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Landmark VIP U.S. Government Fund, for federal income tax purposes, had a capital loss carryover of $9,907, which will expire December 31, 2004. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal income or excise tax.

F. EXPENSES -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

G. DISTRIBUTIONS -- Each Fund determines the amount and character of income and net realized gains to be distributed in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1996, the Landmark VIP International Equity Fund reclassified $15,478 from undistributed net investment income to accumulated gain on investments. The Landmark VIP U.S. Government Fund reclassified $110 from undistributed net investment income to paid-in capital. The Landmark VIP Balanced Fund reclassified $498 from undistributed net investment income to accumulated gain on investments.

H. OTHER -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis. All dividends and distributions will be recorded on the ex-dividend date, and will be automatically reinvested in additional shares of a fund issued at the net asset value of such shares on the payment date of such dividend and distributions.

I. BENEFICIAL INTEREST -- At December 31, 1996, an insurance companies or its separate accounts were the record owners of all the shares of each Fund.

(2)  INVESTMENT ADVISORY FEES

     The investment advisory fee paid to Citibank, as compensation for overall investment management services is accrued daily and computed at the following annual rate of average daily net assets:

     o Landmark VIP U.S. Government Fund ..............  0.40%
     o Landmark VIP U.S. Balance Fund .................  0.40%
     o Landmark VIP U.S. Equity Fund ..................  0.50%
     o Landmark VIP U.S. International Equity Fund ....  1.00%

The investment adviser has waived all of its fees for each Fund for the year ended December 31, 1996.

(3)  ADMINISTRATIVE FEES
     Under the terms of an Administrative Services Agreement, the administrative service fees payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.20% of the Fund's average daily net assets, all of which was voluntarily waived for the year ended December 31, 1996. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(4)  DISTRIBUTION FEES
     The Trust has adopted a Plan of Distribution pursuant to rule 12b-1 under the Investment Company Act of 1940, as amended, under which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the distribution of shares of the Funds at an annual rate not to exceed 0.05% of each Fund's average daily net assets, all of which was voluntarily waived for the year ended December 31, 1996.

(5)  PURCHASES AND SALES OF INVESTMENTS
     Purchases and sales of securities, other than short-term obligations, for the year ended December 31, 1996, were as follows:

                                              PURCHASES         SALES
                                              ---------         -----
Landmark VIP U.S. Government Fund .........   $  878,071      $  635,019
Landmark VIP U.S. Balanced Fund ...........    1,445,193         909,448
Landmark VIP Equity Fund ..................    2,383,947       1,782,653
Landmark VIP International Equity Fund ....    5,274,878       4,039,516

(6)     SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                               YEAR          MARCH 10,1995
                                              ENDED          (COMMENCEMENT
                                            DECEMBER 31,    OF OPERATION) TO
                                                1996        DECEMBER 31, 1995
                                            ------------    -----------------

LANDMARK VIP U.S. GOVERNMENT FUND
    Shares sold .......................        17,588            119,629
    Shares reinvested .................         8,807              4,127
    Shares repurchased ................        (3,324)              (497)
                                               ------            -------
    Net increase ......................        23,071            123,259
                                               ======            =======

LANDMARK VIP BALANCED FUND
    Shares sold .......................        67,670            164,181
    Shares reinvested .................        11,395              3,266
    Shares repurchased ................       (11,021)            (1,756)
                                               ------            -------
    Net increase ......................        68,044            165,691
                                               ======            =======

LANDMARK VIP EQUITY FUND*
    Shares sold .......................        66,769            163,440
    Shares reinvested .................         8,049              1,780
    Shares repurchased ................        (6,505)              (632)
                                               ------            -------
    Net increase ......................        68,313            164,588
                                               ======            =======

LANDMARK VIP INTERNATIONAL EQUITY FUND
    Shares sold .......................        58,808            433,612
    Shares reinvested .................        15,056              5,504
    Shares repurchased ................        (7,321)            (1,366)
                                               ------            -------
    Net increase ......................        66,543            437,750
                                               ======            =======
* Commencement operations on March 9, 1995.

(7)  FEDERAL INCOME TAX BASIS OF INVESTMENTS

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31,1996, as computed on a federal income tax basis, are as follows:

                    LANDMARK        LANDMARK      LANDMARK          LANDMARK
                      VIP              VIP           VIP              VIP
                U.S. GOVERNMENT     BALANCED        EQUITY        INTERNATIONAL
                     FUND             FUND           FUND          EQUITY FUND
                ---------------     --------        ------        -------------
Aggregate Cost    $1,443,765       $2,488,148     $2,600,078        $4,604,055
                  ==========       ==========     ==========        ==========
Gross unrealized
  appreciation .. $    8,348       $  184,666     $  357,329        $  472,524
Gross unrealized
  depreciation ..    (17,968)         (29,457)       (27,606)         (319,303)
                  ----------       ----------     ----------        ----------
Net unrealized
  appreciation
  (depreciation)  $   (9,620)      $  155,209     $  329,723        $  153,221
                  ==========       ==========     ==========        ==========

-------------------------------------------------------------------------------
Landmark VIP Funds
-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Trustees and the Shareholders of
Landmark VIP Funds:
  Landmark VIP U.S. Government Fund
  Landmark VIP Balanced Fund
  Landmark VIP Equity Fund
  Landmark VIP International Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolios of investments and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the four funds constituting Landmark VIP Funds (hereafter referred to as "the Trust") at December 31, 1996, the results of each of their operations, the changes in each of their net assets and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.




Price Waterhouse LLP
Boston, Massachusetts
February 4, 1997